Joint Ventures	3 Months Ended
Nov. 30, 2013
Accounting Policies [Abstract]
Joint Ventures

NOTE 13 – JOINT VENTURES

Institut für Umwelttechnologien GmbH (IUT)

In February 2009, we entered into a Technology Agreement with Institut für Umwelttechnologien GmbH, a German Company (“IUT”). On September 23, 2010, the Company signed a Memorandum of Understanding with Institut für Umwelttechnologien GmbH and IUT Medical GMBH confirming certain understandings among the parties with respect to their future relationships and business activities as originally contemplated in their Technology Agreement of February 27, 2009, which was reaffirmed. On November 1, 2013, with the disposal of the Company’s subsidiary Oncologix Corporation, the company also ended its relationship with IUT and IUTM.